Discontinued Operations (Additional Information) (Details) $ in Thousands, $ in Thousands						3 Months Ended	12 Months Ended
	Aug. 31, 2020 HKD ($) shares	Sep. 20, 2019 HKD ($) shares	Apr. 30, 2019 USD ($)	Apr. 25, 2019 USD ($) shares	Jun. 07, 2018 HKD ($)	Dec. 31, 2018	Dec. 31, 2019 USD ($)	Aug. 31, 2020 USD ($)	Sep. 20, 2019 USD ($)	Apr. 25, 2019 HKD ($)	Apr. 25, 2019 USD ($)	Jun. 07, 2018 USD ($)
Century Skyway Limited
Percentage of ownership used to pay to acquiree in business combination					49.00%
Consideration					$ 126,130		$ 12,750			$ 99,450	$ 12,750	$ 16,170
Percentage of ownership to sell in disposal						51.00%	51.00%
Number of shares to sell				5,100
Boca International Limited
Percentage of ownership used to pay to acquiree in business combination					49.00%
Consideration	$ 1,460				$ 184,840			$ 190				$ 23,700
Percentage of ownership to sell in disposal	51.00%
Number of shares to sell	94
Two Thousand Eighteen Notes Member [Member] | Century Skyway Limited
Principal amount to be surrendered in the disposal | $			$ 3,760	$ 3,760
Ho Pui Lung [Member] | Century Skyway Limited
Consideration		$ 99,450							$ 12,750
Percentage of ownership to sell in disposal		51.00%
Number of shares to sell		5,100
Wong Yiu Tong [Member] | Boca International Limited
Consideration	$ 1,460							$ 190
Percentage of ownership to sell in disposal	51.00%